Carve-Out Assumptions And Allocations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
General And Adminstrative Expenses

The following expenses included in the accounting records of WDLE have been attributed by management of WD to the operations being retained by WDLE and accordingly have been excluded from the results of operations of WD:

	Six Months Ended	Six Months Ended
	June 30,	June 30,
	2013	2012
General and Administrative Expenses:
Rent and utilities	$48	$59
Insurance	1	5
Telephone	4	6
Office services and supplies	13	12
Other	3	4
Total General and Administrative Expenses	$69	$86

The following expenses included in the accounting records of WDLE have been attributed by management of WD to the operations being retained by WDLE and accordingly have been excluded from the results of operations of WD (dollars in thousands):

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011
General and Administrative Expenses:
Rent and utilities	$118	$100
Insurance	5	3
Telephone	10	9
Office services and supplies	25	30
Other	10	14

Total General and Administrative Expenses	$168	$156